Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

25 Segment information

ZIM is managed as one operating unit, generating revenues from operating a global liner service network of cargo shipping and related services.

The Group service lines share the use of its resources and their performance are co-dependent. Accordingly, the chief operating decision maker manages and allocates resources to the entire liner network. As there is no appropriate allocation for the Group’s results, assets and liabilities, these are all attributed to the Group’s sole operating segment.

Freight revenues are disaggregated geographically by trade zone, reflecting the Group’s service, provided throughout its global network, as follows:
	2022	2021	2020
	US $ in millions
Freight revenues from containerized cargo:
Pacific	5,504.2	5,278.8	1,860.6
Cross-Suez	1,528.5	1,254.2	392.7
Atlantic	1,231.3	960.8	577.4
Intra-Asia	1,945.9	1,714.6	453.1
Latin America	742.3	490.3	208.4
	10,952.2	9,698.7	3,492.2

Other revenues (*)	1,609.4	1,030.0	499.5
	12,561.6	10,728.7	3,991.7
(*) Mainly related to demurrage, value-added services and non-containerized cargo.